RECLASSIFICATION	12 Months Ended
Dec. 31, 2018
Reclassification [Abstract]
RECLASSIFICATION

Note 17 - Reclassification

Certain amounts in the prior year have been reclassified to be consistent with the current year's consolidated financial statement presentation, and had no effect on the net income reported in the consolidated income statement.